Other (Income) and Expense (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Schedule Of Other Income And Expense
Components of other (income) and expense are as follows:

($ in millions)
For the year ended December 31:	2023	2022	2021
Other (income) and expense
Foreign currency transaction losses/(gains) (1)	$116	$(643)	$(204)
(Gains)/losses on derivative instruments (1)	(17)	225	205
Interest income	(670)	(162)	(52)
Net (gains)/losses from securities and investment assets	(39)	278	(133)
Retirement-related costs/(income) (2)	(39)	6,548	1,282
Other (3)	(266)	(443)	(225)
Total other (income) and expense	$(914)	$5,803	$873
(1)The company uses financial hedging instruments to limit specific currency risks related to foreign currency-based transactions. The hedging program does not hedge 100 percent of currency exposures and defers, versus eliminates, the impact of currency. Refer to note T, "Derivative Financial Instruments," for additional information on foreign exchange risk.
(2)2022 includes a one-time, non-cash pension settlement charge of $5.9 billion. Refer to note V, "Retirement-Related Benefits," for additional information.
(3)Other primarily consists of (gains)/losses from divestitures and sales of land/buildings.